CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Oct. 22, 2020
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Temporary Equity, Shares outstanding	23,000,000	23,000,000
Temporary equity, par value	$ 10.10	$ 10.10
Class A ordinary shares
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0
Temporary Equity, Shares outstanding	23,000,000	23,000,000
Class A ordinary shares subject to redemption
Temporary Equity, Shares outstanding	23,000,000	23,000,000
Temporary Equity, Shares Issued		23,000,000
Class B ordinary shares
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	30,000,000	30,000,000
Common stock, shares issued	5,750,000	5,750,000
Common stock, shares outstanding	5,750,000	5,750,000
Sponsor | Class B ordinary shares
Common stock, shares outstanding			5,750,000